E1 Equity	12 Months Ended
Dec. 31, 2018
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E1 Equity

E1 Equity

Capital stock 2018

Capital stock at December 31, 2018, consisted of the following:

Capital stock

Parent Company	Number of shares	Capital stock (SEK million)
Class A shares	261,755,983	1,309
Class B shares	3,072,395,752	15,363

Total	3,334,151,735	16,672

The capital stock of the Parent Company is divided into two classes: Class A shares (quota value SEK 5.00) and Class B shares (quota value SEK 5.00). Both classes have the same rights of participation in the net assets and earnings. Class A shares, however, are entitled to one vote per share while Class B shares are entitled to one tenth of one vote per share.

At December 31, 2018, the total number of treasury shares was 37,057,039 (50,265,499 in 2017 and 62,192,390 in 2016) Class B shares.

Reconciliation of number of shares

	Number of shares	Capital stock (SEK million)
Number of shares Jan 1, 2018	3,334,151,735	16,672
Number of shares Dec 31, 2018	3,334,151,735	16,672

For further information about the number of shares, see the chapter Share information.

Dividend proposal

The Board of Directors will propose to the Annual General Meeting 2019 a dividend of SEK 1.00 per share (SEK 1.00 in 2017 and SEK 1.00 in 2016).

Additional paid in capital

This relates to payments made by owners and includes share premiums paid.

Retained earnings

Retained earnings, including net income for the year, comprise the earned profits of the Parent Company and its share of net income in subsidiaries, joint ventures and associated companies. Retained earnings also include:

Remeasurements related to post-employment benefits

Actuarial gains and losses resulting from experience-based events and changes in actuarial assumptions, fluctuations in the effect of the asset ceiling, and adjustments related to the Swedish special payroll taxes.

Revaluation of other investments in shares and participations

The fair value reserve comprises the cumulative net change in the fair value of available-for-sale financial assets.

Cumulative translation adjustments

The cumulative translation adjustments comprise all foreign currency differences arising from the translation of the financial statements of foreign operations and changes regarding revaluation of excess value in local currency as well as from the translation of liabilities that hedge the Company’s net investment in foreign subsidiaries.

Non-controlling interests

Equity in a subsidiary not attributable, directly or indirectly, to a parent.